DISAGGREGATION OF REVENUE LONGLIVED ASSETS (Details 3) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Net loss	$ (14,388,000)	$ (4,679,000)	$ (20,637,000)	$ (9,223,000)	$ (15,997,000)	$ (14,447,000)
United Kingdom [Member]
Net loss					(1,129,000)	(3,153,000)
Total net loss	(395,000)	(491,000)	(683,000)	(1,076,000)
United States [Member]
Net loss					$ (14,868,000)	$ (11,294,000)
Total net loss	$ (13,993,000)	$ (4,188,000)	$ (19,954,000)	$ (8,147,000)